UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 May 1, 2006

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	87

Form13F Information Table Value Total:	259128

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      304    13100 SH       SOLE                    10500              2600
3M Company                     COM              88579y101     7140    94329 SH       SOLE                    79504             14825
Allstate Corp.                 COM              020002101     5656   108546 SH       SOLE                    92191             16355
Altria Group Inc               COM              02209s103      496     7000 SH       SOLE                                       7000
AmSouth Bancorporation         COM              032165102     1689    62444 SH       SOLE                    49494             12950
American Express Co.           COM              025816109     5885   111998 SH       SOLE                   102473              9525
American Intl. Group           COM              026874107     4844    73297 SH       SOLE                    62522             10775
Ameriprise Financial Inc.      COM              03076c106      510    11314 SH       SOLE                     9819              1495
Amgen Corp.                    COM              031162100     5479    75306 SH       SOLE                    62866             12440
Anadarko Petroleum Corporation COM              032511107      289     2863 SH       SOLE                     2863
Avon Products                  COM              054303102      320    10260 SH       SOLE                     8420              1840
BP PLC Spons ADR               COM              055622104     5629    81657 SH       SOLE                    76700              4957
Bank of America Corp.          COM              060505104     5959   130848 SH       SOLE                   110548             20300
Bard (C.R.), Inc.              COM              067383109     2272    33500 SH       SOLE                    32575               925
Bell South Corp.               COM              079860102      647    18662 SH       SOLE                    17962               700
Berkshire Hathaway Class B     COM              084670207     3232     1073 SH       SOLE                      853               220
Best Buy Co., Inc.             COM              086516101     1218    21770 SH       SOLE                    15521              6249
Bristol Myers Squibb Co.       COM              110122108      583    23691 SH       SOLE                    21491              2200
Brown & Brown Inc              COM              115236101      232     7000 SH       SOLE                     7000
C D W Corporation              COM              12512n105     3269    55554 SH       SOLE                    45954              9600
CVS Corp.                      COM              126650100     4360   145979 SH       SOLE                   134720             11259
Caterpillar Inc.               COM              149123101      251     3500 SH       SOLE                     3500
Chevron Corp.                  COM              166764100     6135   105827 SH       SOLE                    88933             16894
Cisco Systems, Inc.            COM              17275r102     3113   143644 SH       SOLE                   132194             11450
Citigroup Inc.                 COM              172967101      900    19056 SH       SOLE                    15398              3658
Coca Cola Co.                  COM              191216100     2886    68925 SH       SOLE                    64435              4490
ConocoPhillips                 COM              20825c104     8520   134912 SH       SOLE                   113097             21815
Constellation Brands           COM              21036p108     4726   188665 SH       SOLE                   155580             33085
Costco Wholesale Corp.         COM              22160k105     6121   113008 SH       SOLE                    97458             15550
Danaher Corporation            COM              235851102     2211    34790 SH       SOLE                    28790              6000
Devon Energy Corporation       COM              25179m103     2027    33145 SH       SOLE                    30160              2985
Disney (Walt) Co.              COM              254687106     5158   184933 SH       SOLE                   166383             18550
Dresser-Rand Group             COM              261608103     1913    76995 SH       SOLE                    64375             12620
DuPont                         COM              263534109      272     6451 SH       SOLE                     6451
Emerson Electric Co.           COM              291011104     2755    32947 SH       SOLE                    26297              6650
Exxon Mobil Corp.              COM              30231G102     7883   129532 SH       SOLE                   109630             19902
Fiserv Incorporated            COM              337738108     2940    69102 SH       SOLE                    57112             11990
Gannett Co. Inc.               COM              364730101     5176    86376 SH       SOLE                    73674             12702
General Electric Co.           COM              369604103    10815   310960 SH       SOLE                   262884             48076
Goldman Sachs Group            COM              38141g104     1504     9580 SH       SOLE                     8980               600
Harrah's Entertainment Inc.    COM              413619107     3187    40875 SH       SOLE                    35625              5250
Hewlett Packard Co             COM              428236103     4686   142435 SH       SOLE                   125685             16750
Home Depot Inc.                COM              437076102     6901   163151 SH       SOLE                   119676             43475
Honeywell Intl Inc.            COM              438516106     1830    42790 SH       SOLE                    38020              4770
Int'l Business Machines Corp.  COM              459200101     2276    27592 SH       SOLE                    21512              6080
Intel Corp.                    COM              458140100     1525    78348 SH       SOLE                    70798              7550
JP Morgan Chase & Co           COM              46625H100      715    17171 SH       SOLE                    17171
Jefferson - Pilot              COM              475070108     1371    24514 SH       SOLE                    21739              2775
Johnson & Johnson              COM              478160104     9116   153927 SH       SOLE                   138602             15325
Kimberly - Clark               COM              494368103      848    14677 SH       SOLE                     6752              7925
Lowe's Cos.                    COM              548661107      544     8437 SH       SOLE                     8437
Medco Health Solutions         COM              58405u102     6656   116327 SH       SOLE                   102680             13647
Medtronic, Inc.                COM              585055106     3960    78030 SH       SOLE                    65225             12805
Merck & Co. Inc.               COM              589331107     2093    59417 SH       SOLE                    55117              4300
Microsoft Corp.                COM              594918104     3140   115389 SH       SOLE                   105264             10125
Morgan Stanley                 COM              617446448     6893   109729 SH       SOLE                   104600              5129
Motorola Inc.                  COM              620076109      358    15618 SH       SOLE                    12318              3300
Murphy Oil Corp.               COM              626717102     4304    86400 SH       SOLE                    68550             17850
Mylan Laboratories             COM              628530107      505    21560 SH       SOLE                    21560
Nokia Corporation              COM              654902204      247    11916 SH       SOLE                    11916
Novo-Nordisk ADR               COM              670100205     1256    20235 SH       SOLE                    15975              4260
Oracle Corporation             COM              68389X105      154    11225 SH       SOLE                    11225
Pepsico Inc.                   COM              713448108     1498    25915 SH       SOLE                    22515              3400
Pfizer, Inc.                   COM              717081103     3957   158786 SH       SOLE                   142495             16291
Procter & Gamble               COM              742718109     6034   104704 SH       SOLE                    96984              7720
Schering-Plough                COM              806605101      699    36818 SH       SOLE                    31518              5300
Schlumberger Ltd.              COM              806857108     2766    21850 SH       SOLE                    20925               925
Scotts Miracle-Gro Co.         COM              810186106     1618    35360 SH       SOLE                    31460              3900
St. Joe Company                COM              790148100     2751    43775 SH       SOLE                    37600              6175
Standard & Poor's Dep. Rcpts.  COM              78462f103      445     3425 SH       SOLE                     3425
SunTrust Banks Inc.            COM              867914103     1642    22570 SH       SOLE                    18470              4100
TJX Companies Inc              COM              872540109     6317   254522 SH       SOLE                   216372             38150
Time Warner Inc.               COM              887317105     3930   234047 SH       SOLE                   211182             22865
U. S. Bancorp                  COM              902973304     3133   102720 SH       SOLE                    98420              4300
Union Pacific Corp.            COM              907818108      475     5090 SH       SOLE                     4690               400
United Parcel Service Cl B     COM              911312106     6281    79128 SH       SOLE                    66978             12150
United Technologies Corp.      COM              913017109     5471    94384 SH       SOLE                    87759              6625
Verizon Communications         COM              92343v104      399    11707 SH       SOLE                    10914               793
Wachovia Corporation           COM              929903102     3667    65419 SH       SOLE                    53885             11534
Wal-Mart Stores                COM              931142103      721    15272 SH       SOLE                    14272              1000
Walgreen Co.                   COM              931422109      391     9056 SH       SOLE                     7056              2000
Washington Mutual Inc          COM              939322103      304     7124 SH       SOLE                     7124
WellPoint Inc.                 COM              94973v107     2832    36580 SH       SOLE                    34830              1750
Wells Fargo & Co.              COM              949746101     1382    21630 SH       SOLE                    18955              2675
Wendy's Intl                   COM              950590109     3094    49850 SH       SOLE                    41575              8275
Wireless Holdings Group, Inc.  COM              97654E104        1    45000 SH       SOLE                    45000
Wyeth                          COM              983024100     1437    29617 SH       SOLE                    19417             10200